Ferrosur Roca S.A. Concession - Argentine Railway Law	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Ferrosur Roca S.A. Concession - Argentine Railway Law
40. FERROSUR ROCA S.A. CONCESSION AND RELATED RAIL SERVICES
On March 11, 1993, Ferrosur Roca S.A. obtained the concession of the General Roca National Cargo Railway Network with the exception of the Altamirano-Miramar corridor and the urban sections, through the approval of the concession contract formalized by National Executive Branch Decree No. 2681/92, after the presentation made through a national and international tender and formalized to that effect. The area of influence is concentrated in the center and south of the province of Buenos Aires, north of the province of Río Negro and Neuquén. It has access to the ports of Buenos Aires, Dock Sud, La Plata, Quequén, and Bahía Blanca.
Ferrosur Roca S.A. is indirectly controlled by the Company, through Cofesur S.A.U. which owns 80% of the interest, 16% of which belongs to the National State and the remaining 4% belongs to the workers of Ferrosur Roca S.A. through a trust created for this purpose.
The term of the concession is 30 years, which expires in March 2023, and originally
provides for an extension of ten additional years.
Ferrosur Roca S.A. has requested the above-mentioned extension in due time on March 8, 2018, and in line with the bidding terms and conditions and the concession agreement.
On November 7, 2018, Decree No. 1027/2018, which regulated Law No. 27,136, was published in the Official Gazette. The relevant subjects were: readjustment of existing concession contracts with the possibility of extending them for a term not greater than 10 years, full implementation of open access system
on the day following expiration of the last concession contract (of the three private concessions existing at present), including extensions, with the possibility of initiating this modality in the branches

that
allow
it

when the planned investments are made; revision of technical standards; revision of the sanction regime, and creation of the registry of operators.
On March 29, 2021, through Resolution No. 219/2021, the National Commission for Transport Regulation (“CNRT”) approved the Rules and Regulations of the National Registry of Railway Operators and granted such capacity to Ferrosur Roca S.A. and the other railway concessionaires and, through Resolution No. 211 of the Ministry of Transport, published in the Official Gazette on June 28, 2021, rejected the request for an extension of the concession contracts duly submitted by all the private railway concessionaires. Therefore, the railway concession operated by the Company will expire at the end of its original term, that is, on March 10, 2023. The purpose of the National State is that the national railway network be based on a mixed modality combining public and private cargo operators, where the National State will manage the infrastructure and control the related investments, thus allowing any registered railway operator to provide railway services regardless of who owns or possesses the facilities at the point of loading or destination.
As a consequence, the Group understands that, at the end of its concession, it will continue to provide the cargo transport rail services it currently provides but as a cargo operator under the terms set forth in Resolution No. 211, Law No. 27,132, and Decree No. 1027 dated November 7, 2018. To this end, the Group will have to readjust various operational issues once it hands over control of the railway infrastructure linked to its current concession to the National State. The Group’s Management understands that the intention of the National State is to prioritize the continuity of the current operators for each of the existing services and businesses, thus guaranteeing the best use of the experience they have acquired.
As of the date of issuance of these consolidated financial statements, a number of regulations are still pending definition by the National State on which the railway operators scheme will operate as of March 2023, the date on which the current concession managed by Ferrosur Roca S.A. will end, together with the negotiations to implement the operator contracts with the different parties involved.
In this context, the Group has assessed the possible business scenarios, considering that its intention is to continue providing services as operator of the railway network. In these scenarios, the National State, responsible for managing the train traffic control systems and maintaining the railway infrastructure, would charge the Company a fee for the use of the railway infrastructure, which would replace direct maintenance expenses currently paid by the concessionaires plus the related tolls; no significant changes are expected in the rest of matter

matters and activities compared to the current business model of Ferrosur Roca S.A. In addition, the Group´s assessment of the new business model has included estimation of the term for the provision of rail services, the routes and businesses that would be assigned
, the future demand for rail freight services, and the allocation of fixed and variables costs in the new cost structure of Ferrosur Roca S.A., among other issues.
Finally, the Group has reassessed all accounting estimates associated with the end of the current concession, including delivery and control of the railway infrastructure and associated contracts in order to conclude the concession scheme as well as adjustment of its operating model to the new scheme
as a rail operator. No significant impact is expected to date. The Group will continue to monitor the new regulations as they come into effect, as well as the progress of ongoing negotiations with the National State and will record any related effect as soon as it is possible to make an estimate.